Employee Future Benefits - Fair Value of Plan Assets (Details) - Defined Benefit Pension Plan - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets
Cash and short-term investments	$ 5	$ 5
Shares	28	40
Mutual funds	71	90
Other	219	164
Assets, amount contributed to fair value of plan assets	$ 445	$ 472
Percentage of allocation. cash and short-term investments	1.10%	1.10%
Percentage of allocation bonds	67.00%
Percentage of allocation. equity investments	6.30%	8.50%
Percentage of allocation. mutual funds	16.00%	19.10%
Percentage of allocation. other	49.20%	34.60%
Entity's shares included in fair value of plan assets	$ 1
Annual annuities pledged by insurance contracts	219
Foreign bond mutual funds
Disclosure of fair value of plan assets
Mutual funds	6	$ 6
Alternative investments
Disclosure of fair value of plan assets
Mutual funds	24	22
Insured annuities
Disclosure of fair value of plan assets
Other	219	164
LEVEL 1
Disclosure of fair value of plan assets
Cash and short-term investments	5	5
Assets, amount contributed to fair value of plan assets	108	144
LEVEL 1 | Foreign bond mutual funds
Disclosure of fair value of plan assets
Mutual funds	0	0
LEVEL 1 | Alternative investments
Disclosure of fair value of plan assets
Mutual funds	0	0
LEVEL 1 | Insured annuities
Disclosure of fair value of plan assets
Other	0	0
LEVEL 2
Disclosure of fair value of plan assets
Cash and short-term investments	0	0
Assets, amount contributed to fair value of plan assets	337	328
LEVEL 2 | Foreign bond mutual funds
Disclosure of fair value of plan assets
Mutual funds	6	6
LEVEL 2 | Alternative investments
Disclosure of fair value of plan assets
Mutual funds	24	22
LEVEL 2 | Insured annuities
Disclosure of fair value of plan assets
Other	219	164
LEVEL 3
Disclosure of fair value of plan assets
Cash and short-term investments	0	0
Assets, amount contributed to fair value of plan assets	0	0
LEVEL 3 | Foreign bond mutual funds
Disclosure of fair value of plan assets
Mutual funds	0	0
LEVEL 3 | Alternative investments
Disclosure of fair value of plan assets
Mutual funds	0	0
LEVEL 3 | Insured annuities
Disclosure of fair value of plan assets
Other	0	0
Canadian
Disclosure of fair value of plan assets
Bonds	122	173
Shares	$ 24	$ 34
Percentage of allocation bonds	27.40%	36.70%
Canadian | Other investments
Disclosure of fair value of plan assets
Mutual funds	$ 6	$ 8
Canadian | LEVEL 1
Disclosure of fair value of plan assets
Bonds	70	92
Shares	24	34
Canadian | LEVEL 1 | Other investments
Disclosure of fair value of plan assets
Mutual funds	5	7
Canadian | LEVEL 2
Disclosure of fair value of plan assets
Bonds	52	81
Shares	0	0
Canadian | LEVEL 2 | Other investments
Disclosure of fair value of plan assets
Mutual funds	1	1
Canadian | LEVEL 3
Disclosure of fair value of plan assets
Bonds	0	0
Shares	0	0
Canadian | LEVEL 3 | Other investments
Disclosure of fair value of plan assets
Mutual funds	0	0
Foreign
Disclosure of fair value of plan assets
Shares	4	6
Foreign | Other investments
Disclosure of fair value of plan assets
Mutual funds	35	54
Foreign | LEVEL 1
Disclosure of fair value of plan assets
Shares	4	6
Foreign | LEVEL 1 | Other investments
Disclosure of fair value of plan assets
Mutual funds	0	0
Foreign | LEVEL 2
Disclosure of fair value of plan assets
Shares	0	0
Foreign | LEVEL 2 | Other investments
Disclosure of fair value of plan assets
Mutual funds	35	54
Foreign | LEVEL 3
Disclosure of fair value of plan assets
Shares	0	0
Foreign | LEVEL 3 | Other investments
Disclosure of fair value of plan assets
Mutual funds	$ 0	$ 0